Shareholder Report, Line Graph (Details) DFF4_DFA California Municipal Real Return Portfolio_Institutional_TSR Annual {Institutional} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name									DFA California Municipal Real Return Portfolio – Institutional
Accumulated Value	$ 11,831	$ 11,359	$ 11,056	$ 11,271	$ 10,494	$ 10,284	$ 9,914	$ 10,000	$ 12,229
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P National AMT-Free Municipal Bond Index
Accumulated Value	11,453	10,463	10,214	11,519	11,213	10,850	9,929	10,000	$ 11,885
S&P Intermediate Term California AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Intermediate Term California AMT-Free Municipal Bond Index
Accumulated Value	$ 11,274	$ 10,519	$ 10,302	$ 11,203	$ 11,079	$ 10,699	$ 9,947	$ 10,000	$ 11,768